Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Derivatives, Fair Value [Line Items]
Net fair value	$ (48,901)	$ 10,979
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(50,846)	9,960
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	1,945	1,019
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1,226	6,962
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	10,808	4,230
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0	3,068
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(35,659)	(70)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(8,863)	(3,211)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (16,413)	$ 0